united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE        68137

(Address of principal executive offices)     (Zip code)

Emile Moulineax

Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 7/31

Date of reporting period: 10/31/10

Item 1. Schedule of Investments.

Arrow DWA Tactical Fund

PORTFOLIO OF INVESTMENTS

October 31, 2010 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 99.3%
	COMMODITY FUNDS - 30.0%
258,200	iShares Gold Trust *	$ 3,428,896
37,000	iShares Silver Trust *	894,290
179,250	PowerShares DB Gold Fund *	8,618,340
89,675	PowerShares DB Precious Metals Fund *	4,281,981
202,900	PowerShares DB Silver Fund * +	8,862,672
		26,086,179

	EQUITY FUNDS - 69.3%
140,300	iShares Cohen & Steers Realty Majors Index Fund	9,052,156
167,750	iShares Dow Jones US Real Estate Index Fund	9,212,830
155,000	iShares MSCI Emerging Markets Index Fund	7,150,150
138,250	iShares S&P Latin America 40 Index Fund	7,206,973
223,050	PowerShares Active AlphaQ Fund * +	6,084,804
58,550	PowerShares QQQ	3,055,724
159,650	SPDR Dow Jones REIT ETF	9,556,649
154,600	WisdomTree Emerging Markets Equity Income Fund	8,875,586
		60,194,872

	TOTAL EXCHANGE TRADED FUNDS (Cost $77,745,344)	86,281,051

	SHORT-TERM INVESTMENTS - 1.7%
1,498,784	HighMark Treasury Plus Money Market Fund
	to yield 0.03%**, 12/31/2030 (Cost $1,498,784)	1,498,784

	TOTAL INVESTMENTS - 101.0% (Cost $79,244,128) (a)	$ 87,779,835
	OTHER ASSETS & LIABILITIES - (1.0)%	(894,097)
	NET ASSETS - 100.0%	$ 86,885,738

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 8,646,806
	Unrealized Depreciation:	(111,099)
	Net Unrealized Appreciation:	$ 8,535,707

* Non-Income producing security.

+ Affiliated company - The Arrow DWA Tactical Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

** Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

See accompanying notes to financial statements.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$86,281,051	-	-	$86,281,051
Short-Term Investments	-	$1,498,784	-	$1,498,784
Total	$86,281,051	$1,498,784	-	$87,779,835

The Fund did not hold any Level 3 securities during the period.

Arrow DWA Balanced Fund

PORTFOLIO OF INVESTMENTS

October 31, 2010 (Unaudited)

Shares		Value

	EXCHANGE TRADED FUNDS - 99.4%
	COMMODITY FUNDS - 10.1%
648,354	PowerShares DB Gold Fund * +	$ 31,172,860

	DEBT FUNDS - 25.2%
407,897	iShares Barclays 7-10 Year Treasury Bond Fund	40,287,987
458,684	Vanguard Short-Term Bond ETF	37,602,914
		77,890,901
	EQUITY FUNDS - 42.9%
485,466	iShares Cohen & Steers Realty Majors Index Fund	31,322,266
169,300	iShares Dow Jones US Basic Material Fund	11,620,752
200,650	iShares Dow Jones US Industrial Sector Index Fund	11,976,799
536,300	iShares Dow Jones US Telecom Sector Index Fund	11,825,415
582,400	Vanguard Mid-Cap Growth Index Fund	32,969,664
529,550	Vanguard Small-Cap Value ETF	32,752,667
		132,467,563
	FOREIGN INDEX FUNDS - 21.2%
168,452	iShares MSCI Brazil Index Fund	12,977,542
930,549	iShares MSCI Malaysia Index Fund	13,092,825
237,350	iShares MSCI Mexico Index Fund	13,652,372
951,452	iShares MSCI Singapore Index Fund	12,987,320
188,458	iShares MSCI South Africa Index Fund	12,764,260
		65,474,319

	TOTAL EXCHANGE TRADED FUNDS (Cost $267,095,247)	307,005,643

	SHORT-TERM INVESTMENTS - 1.1%
3,252,442	HighMark Treasury Plus Money Market Fund
	to yield 0.03%**, 12/31/2030 (Cost $3,252,442)	3,252,442

	TOTAL INVESTMENTS - 100.5% (Cost $270,347,689) (a)	$ 310,258,085
	OTHER ASSETS & LIABILITIES - (0.5)%	(1,533,019)
	NET ASSETS - 100.0%	$ 308,725,066

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 39,927,803
	Unrealized Depreciation:	(17,407)
	Net Unrealized Appreciation:	$ 39,910,396

See accompanying notes to financial statements.

* Non-Income producing security.

+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

** Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$307,005,643	-	-	$307,005,643
Short-Term Investments	-	$3,252,442	-	$ 3,252,442
Total	$307,005,643	$3,252,442	-	$310,258,085

The Fund did not hold any Level 3 securities during the period.

Arrow Alternative Solutions Fund

PORTFOLIO OF INVESTMENTS

October 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 6.4%^
	AIRLINES - 0.6%
16,700	AirTran Holdings, Inc. *	$ 123,580
18,500	ExpressJet Holdings, Inc. - Cl. A *	124,505
		248,085
	BANKS - 0.2%
7,432	Wilber Corp	68,820

	CHEMICALS - 0.3%
1,800	Airgas, Inc	127,674

	COMMERCIAL SERVICES - 0.1%
6,064	Prospect Medical Holdings, Inc. *	51,180

	DISTRIBUTION/WHOLESALES - 0.3%
12,300	BMP Sunstone Corp. *	121,032

	ELECTRIC - 0.3%
2,800	Maine & Maritimes Corp	125,300

	ELECTRONICS - 0.3%
10,400	L-1 Identity Solutions, Inc. *	122,616

	HEALTHCARE-SERVICES - 0.6%
3,700	Psychiatric Solutions Inc. *	124,690
9,300	Res-Care Inc. *	123,039
		247,729
	INSURANCE - 0.6%
7,400	First Mercury Financial Corp	120,620
4,400	NYMAGIC, Inc	112,948
		233,568
	INTERNET - 0.9%
12,800	Alloy, Inc. *	124,800
9,300	Internet Brands, Inc. - Cl. A *	123,132
2,600	McAfee, Inc. *	122,980
		370,912
	MEDIA - 0.1%
10,900	Playboy Enterprises, Inc. *	52,865

	OIL &GAS SERVICES - 0.0%
1	Schlumberger, Ltd	30

	PACKAGING &CONTAINERS - 0.3%
3,800	Pactiv Corp. *	126,084

	PHARMACEUTICALS - 0.3%
8,700	King Pharmaceuticals, Inc. *	123,018

	RETAIL - 0.3%
1,900	Gymboree Corp. *	123,614

	SOFTWARE - 0.3%
10,900	Bowne & Co., Inc	123,715

	TELECOMMUNICATIONS - 0.9%
9,800	ADC Telecommunications, Inc. *	124,362
41,600	ITC Deltacom, Inc. *	123,968
4,000	Syniverse Holdings, Inc. *	121,960
		370,290

	TOTAL COMMON STOCKS
	(Cost $2,602,091)	2,636,532

	EXCHANGE TRADED FUNDS - 11.9%^
	DEBT EXCHANGE TRADED FUNDS - 11.8%^
4,000	iShares Barclays TIPS Bond Fund	446,480
8,900	iShares iBoxx $ High Yield Corporate Bond Fund	807,586
550	iShares iBoxx Investment Grade Corporate Bond Fund	61,798
4,712	iShares JPMorgan USD Emerging Markets Bond Fund	532,691
3,500	iShares S&P National Municipal Bond Fund	369,600
16,624	PowerShares Emerging Markets Sovereign Debt Portfolio	470,293
6,402	PowerShares Fundamental High Yield Corporate Bond Portfolio	118,437
5,000	SPDR Barclays High Yield Bond ETF	204,400
29,703	SPDR DB International Government Inflation-Protected Bond ETF	1,777,428
		4,788,713

	EQUITY EXCHANGE TRADED FUNDS - 0.1%^
1,300	Guggenheim Frontier Markets ETF	31,057

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $4,227,814)	4,819,770

Contracts***
	PURCHASED OPTIONS ON FUTURES - 0.1%
100	S &P 500 Index E-Mini - Put	14,750
	Expiration December 2010, Exercise Price $1,000
100	S &P 500 Index E-Mini - Put	38,750
	Expiration December 2010, Exercise Price $1,070
	TOTAL PURCHASED OPTIONS ON FUTURES
	(Cost $362,500)	53,500

Principal
	CORPORATE BONDS AND NOTES - 2.4%^
$130,000	Anheuser-Busch Co., 6.875% due 11/15/2019 +	162,527
300,000	Ford Motor Co., 4.250% due 12/15/2036	519,000
50,000	Kinder Morgan Energy Partners, 9.000% due 2/1/2019	65,159
205,000	Wyeth, 6.000% due 2/15/2036	233,118
	TOTAL CORPORATE BONDS AND NOTES
	(Cost $636,188)	979,804

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.0%^
765,000	Federal Farm Credit Bank, 4.900% due 4/15/2015	884,493
17,370	Federal National Mortgage Association, Pool 905090, 5.500% due 10/1/2021	18,844
223,232	Federal National Mortgage Association, Pool 357919, 5.500% due 8/1/2020	242,425
63,248	Federal National Mortgage Association, Pool 950647, 5.500% due 8/1/2022	68,674
500,000	Federal National Mortgage Association, 6.250% due 2/1/2011	507,395
1,904,948	FGLMC Pool A86274, 4.500% due 5/1/2039	2,001,015
886,648	FNCI Pool 745418, 5.500% due 4/1/2036	956,428
932,406	FNCL Pool 257157, 4.000% due 3/1/2023	978,700
123,000	Freddie Mac, 5.000% due 11/13/2014	141,802
1,000,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	1,150,870
2,500,000	United States Treasury Inflation Indexed Bonds, 3.875% due 4/15/2029	4,803,284
	TOTAL U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS (Cost $10,642,578)	11,753,930

	STRUCTURED NOTES - 10.6%^
3,500,000	Leveraged Structured Note - TVICER, 0.00% due 8/2/2011 (Cost $3,500,000)	4,283,314

Shares
	SHORT-TERM INVESTMENTS - 37.9%
15,369,084	HighMark Treasury Plus Money Market
	to yield 0.07%**, 12/31/2030 (Cost 15,369,084)	15,369,084

	TOTAL INVESTMENTS - 98.3% (Cost $37,340,255) (a)	$ 39,895,934
	OTHER ASSETS & LIABILITIES - 1.7%	621,519
	TOTAL NET ASSETS - 100.0%	$ 40,517,453

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ 2,870,971
	Unrealized Depreciation	(315,292)
	Net Unrealized Appreciation	$ 2,555,679

* Non-income producing security

** Money market fund, interest rate reflects seven-day effective yield on October 31, 2010.

*** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

+ 144A Security.

^ All or a portion of each of these securities may be segregated as collateral for open futures/swaps contracts.

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS
(44)	US 5 Year Note December 2010
	(Underlying Face Amount at Value $5,349,432)	$ (67,718)
(22)	US 10 Year Note December 2010
	(Underlying Face Amount at Value $2,778,182)	(23,368)

	Total Net Unrealized Loss from Open Short Futures Contracts	$(91,086)

		Unrealized
		Gain / (Loss)
	LONG INDEX SWAP CONTRACTS
	Proprietary Industry Rotation Index October 2010, Long Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps
	(Notional Amount $7,250,172)	$307,608

	Proprietary Mean Reversion Index October 2010, Long Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps
	(Notional Amount $7,442,110)	144,563

	Proprietary Value Index October 2010, Long Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive appreciation of index plus dividends vs. depreciation of index plus 1 month LIBOR +40 bps
	(Notional Amount $6,000,156)	170,498

	Unrealized Gain from Long Index Swap Contracts	$622,669

	SHORT INDEX SWAP CONTRACTS
	Proprietary Industry Rotation Index October 2010, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 65 bps vs. appreciation of index plus dividends
	(Notional Amount $4,739,171)	$(58,468)

	Proprietary Mean Reversion Index October 2010, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 55 bps vs. appreciation of index plus dividends
	(Notional Amount $4,948,838)	(214,992)

	Proprietary Value Index October 2010, Short Custom Equity Index Swap - Goldman Sachs – 13 month agreement (monthly reset) to receive depreciation of index plus 1 month LIBOR - 55 bps vs. appreciation of index plus dividends
	(Notional Amount $3,489,644)	(122,357)

	Unrealized Loss from Short Index Swap Contracts	$ (395,817)

	Total Net Unrealized Gain from Swap Contracts	$ 226,852

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,636,532	$ -	$ -	$ 2,636,532
Exchange Traded Funds	4,819,770	-	-	4,819,770
Purchased Options on Futures	53,500	-	-	53,500
U.S. Government and Agency Obligations	-	11,753,930	-	11,753,930
Corporate Bonds and Notes	-	979,804	-	979,804
Short-Term Investments	-	15,369,084	-	15,369,084
Structured Note	-	4,283,314	-	4,283,314
Open Swap Contracts	-	622,669	-	622,669
Total	$ 7,509,802	$ 33,008,801	$ -	$ 40,518,603
Liabilities	Level 1	Level 2	Level 3	Total
Open Short Futures Contracts	-	-	-	-
Open Swap Contracts	$ -	$ 395,817	$ -	$ 395,817
Open Futures Contracts	91,086	-	-	91,086
Open Swap Contracts	-	-	-	-
Open Variance Swaps	-	-	-	-
Foreign Exchange Contracts	-	-	-	-
Total	$ 91,086	$ 395,817	$ -	$ 486,903

The Fund did not hold any Level 3 securities during the period.

Arrow Managed Futures Trend Fund

PORTFOLIO OF INVESTMENTS

October 31, 2010 (Unaudited)

Principal		Value
	STRUCTURED NOTES - 1.4%^
$200,000	Leveraged Structured Note - TVICER, 0.00% due 8/8/2011 (Cost $200,000)	$ 207,373

Shares
	SHORT-TERM INVESTMENTS - 82.4%
12,105,272	HighMark Treasury Plus Money Market
	to yield 0.07%**, 12/31/2030 (Cost 12,105,272)	12,105,272

	TOTAL INVESTMENTS - 83.8% (Cost $12,305,272) (a)	$12,312,645
	OTHER ASSETS & LIABILITIES - 16.2%	2,380,915
	TOTAL NET ASSETS - 100.0%	$14,693,560

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 7,373
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 7,373
** Money market fund, interest rate reflects seven-day effective yield on October 31, 2010.

		Unrealized
		Gain / (Loss)
	LONG COMMODITY INDEX SWAP CONTRACT
	TVICER Index November 2010, Long Commodity Linked Index Swap - RBS – 6 month agreement (monthly reset) to receive appreciation of index vs. depreciation of index plus fee
		$ 62,172

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Structured Note	$ -	$ 207,373	$ -	$ 207,373
Short-Term Investments	-	12,105,272	-	12,105,272
Open Swap TVICER Contract	-	62,172	-	62,172
Total	$ -	$ 12,374,817	$ -	$ 12,374,817

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date  12/21/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date  12/21/10

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  12/21/10